Concentration of Credit Risk - Schedule of Concentration Credit Risk (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Percentage of the Group’s total revenue
Concentration amount	$ 126,497			[1]
Concentration risk percentage	12.15%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 3,897,127
Concentration risk percentage		[1]	33.80%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 22,883,269
Concentration risk percentage		[1]	90.80%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 1,803,456
Concentration risk percentage		[1]	15.70%
Customer Concentration Risk [Member] | Customer D [Member] | Total Revenue [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 1,443,077
Concentration risk percentage		[1]	12.50%
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 1,261,059
Concentration risk percentage		[1]	10.90%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier A [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 6,957,037
Concentration risk percentage		[1]	20.21%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier B [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 6,955,848
Concentration risk percentage		[1]	20.24%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 6,042,282
Concentration risk percentage		[1]	17.52%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier D [Member]
Percentage of the Group’s total revenue
Concentration amount		[1]	$ 5,515,263
Concentration risk percentage		[1]	16.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier E [Member]
Percentage of the Group’s total revenue
Concentration amount	$ 50,736			[1]
Concentration risk percentage	33.92%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier F [Member]
Percentage of the Group’s total revenue
Concentration amount	$ 32,866			[1]
Concentration risk percentage	21.98%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier G [Member]
Percentage of the Group’s total revenue
Concentration amount	$ 26,529			[1]
Concentration risk percentage	17.74%			[1]

[1]	represent percentage less than 10%